Item 1 – Schedule of Investments

American Growth Fund Series One
October 31, 2020
(unaudited)

Common Stock 100.51%	Shares	Market Value
Semiconductor Cap. Equip. 12.12%
Teradyne Inc.	25,350	2,226,997
Diversified Co. 11.29%
Chemed Corp	3,545	1,695,644
Honeywell International Inc.	2,291	377,901
		2,073,545
Computer Software & Svcs 10.75%
Fair Isaac Corporation*	5,045	1,974,865
Cable TV 7.77%
Charter Communications Inc.*	2,363	1,426,827
Biotechnology 6.80%
Amgen Inc.	4,731	1,026,343
Novo Nordisk A/S	3,490	222,976
		1,249,319
Online Media 5.16%
Facebook Inc.*	1,521	400,190
Alphabet Inc.*	235	379,786
Tencent Holdings Ltd. ADR	2,200	167,948
		947,924
Railroad 5.15%
Kansas City Southern	5,368	945,520
Retail - Apparel & Specialty 4.45%
Alibaba Group Holding Limited Am*	1,120	341,253
Amazon.com Inc.*	100	303,615
Tractor Supply Company	1,300	173,173
		818,041
Computer Hardware 4.04%
Apple Inc.	6,816	741,990
Computer & Peripherals 3.99%
Cisco Systems Inc.	20,438	733,724

Environmental 3.82%
Waste Management Inc.	6,498	701,199
Semiconductor 3.52%
Intel Corporation	12,569	556,555
NVIDIA Corporation	180	90,245
		646,800
Application Software 3.43%
Microsoft Corporation	3,109	629,479
Machinery 2.62%
The Middleby Corporation*	4,835	481,276
Transportation & Logistics 1.95%
Old Dominion Freight Line Inc.	945	179,900
Norfolk Southern Corporation	620	129,654
J.B. Hunt Transport Services Inc.	400	48,696
		358,250
Home Improvement Stores 1.65%
Home Depot Inc. (The)	1,140	304,049
Industrial Products 1.33%
Vestas Wind Systems AS ADR	2,500	143,163
Eaton Corporation PLC	970	100,676
		243,839
Chemicals 1.33%
Balchem Corporation	1,575	157,421
NewMarket Corp	241	86,203
		243,624
Restaurants 1.30%
Starbucks Corporation	2,748	238,966
Farm & Construction Machinery 1.26%
Caterpillar Inc.	1,471	231,021
Communication Services 1.23%
AT&T Inc.	6,351	171,604
Verizon Communications Inc.	940	53,571
		225,175
Insurance - Property and Causality 1.10%
Selective Insurance Group Inc.	2,088	108,701
Markel Corporation*	100	93,280
		201,981

Exchange Traded Funds 0.79%
KRANESHARES TR	3,550	144,982
Business Services 0.74%
Paychex Inc.	1,651	135,795
Residential Construction 0.67%
NVR Inc.*	31	122,546
Health Care Plans 0.63%
UnitedHealth Group Incorporated (D	380	115,953
Drug 0.59%
Johnson & Johnson	796	109,140
Retail Store 0.56%
Dollar Tree Inc.*	1,145	103,416
Aerospace & Defense 0.29%
The Boeing Company	246	35,520
Raytheon Technologies Corporation	324	17,600
		53,120
Health Care Providers 0.18%
HCA Healthcare Inc	265	32,844

Total Value Common Stocks (cost 6,538,529)	100.51%	18,462,207
Cash and Receivable, less liabilities	(0.51)%	(93,011)
Total Net Assets	100.00%	$18,369,196

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	12,029,145
Gross Unrealized depreciation on investment securities	(105,467)
Net Unrealized depreciation on investment securities	11,923,678
Cost of investment securities for federal income tax purposes	6,538,529

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$18,462,207	$0	$0	$18,462,207